SHARE CAPITAL:	12 Months Ended
Dec. 31, 2014
SHARE CAPITAL: [Abstract]
SHARE CAPITAL:

NOTE 9 - SHARE CAPITAL:

  Rights of the Company's ordinary shares

Each ordinary share is entitled to one vote.  The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. Since its inception, the Company has not declared any dividends.

On August 22, 2014, the Company executed a 1 to 16 reverse share split of the Company's shares. Pursuant to the reverse split, each batch of 16 ordinary shares NIS 0.01 par value was converted into one ordinary share NIS 0.16 par value. Upon the effectiveness of the reverse share split, (i) the number of options and warrants to purchase ordinary shares were proportionally decreased, and (ii) the exercise price of each option and warrant to purchase ordinary shares was proportionally increased. All of the share numbers, losses per share, share prices and option and warrant exercise prices in these financial statements have been adjusted, on a retroactive basis, to reflect this 1 to 16 reverse share split.

  Financing round

During the second quarter of 2014, the Company completed a private placement (the "2014 financing round") with a group of new investors and several of its existing shareholders, raising a total of $8,157, net of $123 issuance costs, in consideration of 1,036,431 Preferred A Shares par value 0.16 NIS and 1,061,469 warrants to purchase Preferred A Shares (see also d. below). The 2014 financing round closed in two phases, the first on May 13, 2014 and the second on June 3, 2014 (respectively – "closing date"), raising a gross amount of $6,580 and $1,700, respectively.

  Initial public offering

In September 2014, the Company completed an IPO, pursuant to which the Company issued 6,700,000 ordinary shares, NIS 0.16 par value (“Ordinary Shares”) at $6.00 per share raising a total of approximately $35,700, net of underwriting discounts, commissions and other offering expenses. Upon the completion of the Company's IPO, all outstanding series A preferred shares were automatically converted into Ordinary Shares.

On October 17, 2014 the IPO underwriters exercised their ‘green shoe' option and purchased an additional 968,200 Ordinary Shares at a price per share of $6. The total proceeds, net of underwriter's commission, were approximately $5,400.

  Preferred A Shares and warrants conversion

In accordance with the Company's Articles of association (the “Articles“) the initial conversion ratio of each Preferred A Share was set out to be 1:1. As the conversion rate of the Preferred A Shares was greater than 70% of the price per share of the shares issued at the closing of the IPO, the price protection provisions, as defined in the Articles, was triggered and caused the following: (a) the automatic reduction of the conversion price of the Preferred A Shares to a conversion price of 70% of the price paid for the newly issued shares; (b) the increase of the outstanding warrants granted to the 2014 financing round investors and lenders to a total of 2,716,956 warrants and the reduction of the warrants' exercise price to 70% of the price paid for the newly issued shares which amounted to an exercise price of $5.04 per warrant.

Per the above, upon the completion of the IPO, the total amount of 2,046,781 Preferred A Shares were converted into 3,367,244 Ordinary Shares.

  Warrants

Pursuant to the IPO, the warrants to purchase Preferred A Shares were automatically converted into warrants to purchase Ordinary Shares. Each warrant can be exercised for one ordinary share at an exercise price of $5.04 per share and is exercisable until the fourth anniversary of the closing date of the 2014 financing round (May or June 2018).

As of December 31, 2014 none of the warrants have been exercised and the total amount outstanding is 2,716,956.

  Share-based compensation

In June 2009, the Company's Board of Directors approved a share option plan (the “Plan”) and reserved a pool of 1,635,694 ordinary shares for grant to Company employees, consultants, directors and other service providers.

The Plan is designed to enable the Company to grant options to purchase Ordinary Shares under various and different tax regimes including, without limitation: (i) pursuant and subject to Section 102 of the Tax Ordinance or any provision which may amend or replace it and any regulations, rules, orders or procedures promulgated thereunder and to designate them as either grants made through a trustee or not through a trustee; and (ii) pursuant and subject to Section 3(i) of the Tax Ordinance;

The fair value of each option granted is estimated using the Black-Scholes option pricing method. Expected volatility is based on the historical volatility of comparable companies.  The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the options granted in dollar terms. The Company's management uses the contractual term or its expectations, as applicable, of each option as its expected life. The expected term of the options granted is derived from the output of the option pricing model and represents the period of time that granted options are expected to remain outstanding.

As of December 31, 2014, 762,694 options remained available for grant under the Plan.

In the years ended December 31, 2014, 2013 and 2012, the Company granted options to certain employees and non-employees as follows:

1)     Options granted to employees and directors:

Most of the employees options vest over a period of four years, one fifth vesting on the grant date and the balance vesting quarterly over the following four years. The director's options vest over a period of three years, one third each year. The options expire on the tenth anniversary of the date of grant.

a)      During 2012 the Company granted 84,375 options to employees and directors with exercise prices ranging between $o.624 and $1.92 per share.

        The fair value of options granted to employees and directors during 2012 was $312. The underlying data used for computing the fair value of the options are as follows:

2012
Value of ordinary share	$4.896
Dividend yield	0%
Expected volatility	67.1%
Risk-free interest rate	0.72%-1.20%
Expected term	5-7 years

b)      During 2013 the Company did not grant any options to its employees and directors.

c)      During 2014 the Company granted 217,000 options to employees with exercise prices ranging between $1.92 and $7.98 per share.

On December 29, 2014 the Company granted 231,000 options to directors with an exercise price of $5.88 per share.

The fair value of options granted to employees and directors during 2014 was $1,683. The underlying data used for computing the fair value of the options are as follows:

2014
Value of ordinary share	$4.8-$6.8
Dividend yield	0%
Expected volatility	59.0%-66.7%
Risk-free interest rate	1.87%-2.22%
Expected term	6-7 years

2)          Options granted to consultants and other service providers:

 a)      During 2012 the Company did not grant any options to its consultants and service providers.

b)      During 2013, the Company granted 71,875 fully vested options to a service provider (who is also a shareholder) with an exercise price of $1.92 per share.

The fair value of options granted to consultants and other service providers during 2013 was $426. The underlying data used for computing the fair value of the options are as follows:

2013
Value of ordinary share	$6.816
Dividend yield	0%
Expected volatility	64.5%
Risk-free interest rate	1.81%
Expected term	10 years

c)      In June 2014, the Company granted 15,625 fully vested options to a service provider with an exercise price of $1.92 per share.

In September 2014, the Company granted 31,250 options to consultants. The options shall be exercisable for a period of six years at an exercise price of $7.98 per shares.

The fair value of options granted to consultants and other service providers during 2014 was $183. The underlying data used for computing the fair value of the options are as follows:

2014
Value of ordinary share	$5.45-$7.01
Dividend yield	0%
Expected volatility	59.9%-62.0%
Risk-free interest rate	1.81%-2%
Expected term	6 years

3)        The following table summarizes the number of options outstanding under the Plan for the years ended December 31, 2014 and 2013, and related information:

	Employees and directors		Consultants and service providers
	Number of options	USD*	Number of options	USD*

Outstanding at January 1, 2013	462,500	1.28	148,125	0.96
Granted	-	-	71,875	1.92
Outstanding at December 31, 2013	462,500	1.28	220,000	1.28
Granted	448,000	5.32	46,875	5.96
Forfeited	6,250	1.92	-	-
Outstanding at December 31, 2014	904,250	3.28	266,875	2.10

*	Weighted average price per share

4)          The following tables summarizes information concerning outstanding and exercisable options as of December 31, 2014:

December 31, 2014
Options outstanding			Options exercisable
	Number of	Weighted	Number of	Weighted
	options	average	options	average
Exercise	outstanding	remaining	exercisable	remaining
prices per	at end of	contractual	at end of	contractual
share USD	year	life	year	life
0.048-1.312	298,125	4.90	298,125	4.90
1.92	525,000	7.25	431,407	6.85
5.46-5.88	279,250	9.98	9,650	9.89
7.98	68,750	7.62	-	-
	1,171,125		739,182

During the three years ended December 31, 2014 no options have been exercised.

The aggregate intrinsic value of the total vested and exercisable options as of
December 31, 2014 is $4,143.

5)          The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended
	December 31
	2014	2013	2012
Cost of revenues	$15	$16	$23
Research and development expenses	80	59	83
Selling, general and administrative	102	430	249
	$197	$505	$355